Basis of presentation and significant accounting policies (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred loan costs
Deferred loans costs capitalized during the period	$ 10,500,000	$ 10,600,000	$ 23,200,000	$ 10,100,000
Deferred loan costs, net	31,666,000		23,457,000	10,353,000
Accumulated amortization	6,700,000		4,400,000	2,800,000
Write-off of deferred loan costs		3,246,000	6,195,000
Borrowing capacity under the revolving senior secured credit facility			1,000,000,000
Future amortization expense of deferred loan costs
2012			4,240,000
2013			4,240,000
2014			4,240,000
2015			4,240,000
2016			2,993,000
Thereafter			3,504,000
Total	31,666,000		23,457,000	10,353,000
Other assets
Materials and supplies			5,797,000	1,886,000
Other assets, net			65,000	85,000
Total other assets	5,430,000		5,862,000	1,971,000
Other noncurrent liabilities
Gas imbalances			935,000	1,093,000
Deferred lease liability			399,000	591,000
Total other noncurrent liabilities	2,436,000		1,334,000	1,684,000
Reconciliation of asset retirement obligations liability
Liability at beginning of year	13,074,000	8,278,000	8,278,000	5,845,000
Liabilities added due to acquisitions, drilling, and other	2,270,000		1,519,000	1,291,000
Liabilities removed due to sale of wells				(34,000)
Accretion expense	556,000	304,000	616,000	475,000	406,000
Liabilities settled upon plugging and abandonment	(24,000)		(340,000)	(1,250,000)
Revision of estimates			3,001,000	1,951,000
Liability at end of year	$ 15,876,000		$ 13,074,000	$ 8,278,000	$ 5,845,000